Notes to the Consolidated Financial Statements Notes to the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Notes to the Consolidated Financial Statements
Algonquin Power & Utilities Corp. (“APUC” or the “Company”) is an incorporated entity under the Canada Business Corporations Act. APUC's operations are organized across two primary North American business units consisting of the Renewable Generation Group and the Liberty Utilities Group. The Renewable Generation Group ("Renewable Generation Group") owns and operates a diversified portfolio of non-regulated renewable and thermal electric generation utility assets; the Liberty Utilities Group ("Liberty Utilities Group") owns and operates a portfolio of regulated electric, natural gas, water distribution and wastewater collection utility systems and transmission operations